Investment Securities - Gross Unrealized Losses on Investment Securities and Related Fair Values in Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment Securities [Abstract]
Less than 12 months - Fair Value	$ 36,840	$ 24,307
Less than 12 months - Gross Unrealized Loss	141	318
12 months or more - Fair Value	215,017	322,009
12 months or more - Gross Unrealized Loss	16,764	29,090
Total - Fair Value	251,857	346,316
Total - Gross Unrealized Loss	16,905	29,408
U. S. Government Sponsored Enterprises [Member]
Investment Securities [Abstract]
Less than 12 months - Fair Value	1,998	11,961
Less than 12 months - Gross Unrealized Loss	2	38
12 months or more - Fair Value	24,756	68,651
12 months or more - Gross Unrealized Loss	183	1,182
Total - Fair Value	26,754	80,612
Total - Gross Unrealized Loss	185	1,220
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Investment Securities [Abstract]
Less than 12 months - Fair Value	0	12,346
Less than 12 months - Gross Unrealized Loss	0	280
12 months or more - Fair Value	178,551	194,636
12 months or more - Gross Unrealized Loss	15,864	26,126
Total - Fair Value	178,551	206,982
Total - Gross Unrealized Loss	15,864	26,406
Corporate Bonds [Member]
Investment Securities [Abstract]
Less than 12 months - Fair Value	34,842	0
Less than 12 months - Gross Unrealized Loss	139	0
12 months or more - Fair Value	0	44,581
12 months or more - Gross Unrealized Loss	0	452
Total - Fair Value	34,842	44,581
Total - Gross Unrealized Loss	139	452
Small Business Administration - Guaranteed Participation Securities [Member]
Investment Securities [Abstract]
Less than 12 months - Fair Value	0	0
Less than 12 months - Gross Unrealized Loss	0	0
12 months or more - Fair Value	11,710	14,141
12 months or more - Gross Unrealized Loss	717	1,330
Total - Fair Value	11,710	14,141
Total - Gross Unrealized Loss	$ 717	$ 1,330